Credit Risk - Disclosure of LTV Distribution of Mortgage Assets Stock (Details) - Credit risk - GBP (£) £ in Millions	Dec. 31, 2023	Dec. 31, 2022
Disclosure of credit risk exposure [line items]
Loan-to-value, stock	£ 172,859	£ 184,317
Collateral value, stock	172,803	184,269
Loan-to-value, stage 3	2,008	1,827
Collateral value, stage 3	1,997	1,818
Loan-to-value, new business	12,164	34,127
Collateral value, new business	12,164	34,126
Collateral against loans in negative equity	389	323
ECL
Disclosure of credit risk exposure [line items]
Loan-to-value, stock	242	252
Loan-to-value, stage 3	108	95
Up to 50%
Disclosure of credit risk exposure [line items]
Loan-to-value, stock	78,673	87,379
Loan-to-value, stage 3	1,106	1,111
Loan-to-value, new business	2,616	4,890
Up to 50% | ECL
Disclosure of credit risk exposure [line items]
Loan-to-value, stock	31	37
Loan-to-value, stage 3	12	14
>50-60%
Disclosure of credit risk exposure [line items]
Loan-to-value, stock	32,837	35,664
Loan-to-value, stage 3	347	283
Loan-to-value, new business	1,604	4,014
>50-60% | ECL
Disclosure of credit risk exposure [line items]
Loan-to-value, stock	24	29
Loan-to-value, stage 3	10	11
>60-70%
Disclosure of credit risk exposure [line items]
Loan-to-value, stock	30,874	33,868
Loan-to-value, stage 3	246	197
Loan-to-value, new business	1,977	6,104
>60-70% | ECL
Disclosure of credit risk exposure [line items]
Loan-to-value, stock	40	50
Loan-to-value, stage 3	16	16
>70-80%
Disclosure of credit risk exposure [line items]
Loan-to-value, stock	18,721	17,824
Loan-to-value, stage 3	138	110
Loan-to-value, new business	2,736	10,094
>70-80% | ECL
Disclosure of credit risk exposure [line items]
Loan-to-value, stock	48	45
Loan-to-value, stage 3	19	15
>80-90%
Disclosure of credit risk exposure [line items]
Loan-to-value, stock	8,893	7,339
Loan-to-value, stage 3	67	42
Loan-to-value, new business	2,318	6,002
>80-90% | ECL
Disclosure of credit risk exposure [line items]
Loan-to-value, stock	35	29
Loan-to-value, stage 3	15	9
>90-100%
Disclosure of credit risk exposure [line items]
Loan-to-value, stock	2,416	1,873
Loan-to-value, stage 3	39	32
Loan-to-value, new business	900	2,999
>90-100% | ECL
Disclosure of credit risk exposure [line items]
Loan-to-value, stock	20	17
Loan-to-value, stage 3	11	9
>100%
Disclosure of credit risk exposure [line items]
Loan-to-value, stock	445	370
Loan-to-value, stage 3	65	52
Loan-to-value, new business	13	24
>100% | ECL
Disclosure of credit risk exposure [line items]
Loan-to-value, stock	44	45
Loan-to-value, stage 3	£ 25	£ 21
Average LTV - Balance weighted
Disclosure of credit risk exposure [line items]
Percentage of loan to value, stock	51.00%	50.00%
Percentage of loan to value, stage 3	49.00%	47.00%
Percentage of loan to value, new business	66.00%	69.00%